Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2019
Share-Based Payments [Abstract]
Schedule of fair value of the share options
	Options- Employees	RSU- Employees	Options- Employees, Officers, Consultants	RSU- Employees
Grant Month	March	March	May	May
Number of share options granted	270,000	309,000	5,407,000	2,935,000
Fair value in the grant date (thousands of USD)	23	45	340	365
Range of share price (USD)	0.17	0.15	0.14	0.14
Range of exercise price (USD)	0.17	0	0.14-0.15	0
Range of expected share price volatility	59.64%-62.93%	NA	58.54%-61.49%	NA
Range of estimated life (years)	4.81-6.92	NA	5.00-7.00	NA
Range of weighted average of risk-free interest rate	1.16%-1.60%	NA	1.25%-1.60%	NA
Expected dividend yield	--	--	--	--